The company (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of changes in share capital	The tables below set out the Company’s shareholding, based on the information available to Innate as of the date of this report, before and after the closing of the capital increase dated April 24, 2025:

◦Before closing

Shareholder	Nb of Shares[1]	%	Nb of voting rights[2]	%
Novo Nordisk A/S	9,817,546	11.71%	9,817,546	11.60%
Medimmune Limited	7,485,500	8.93%	7,485,500	8.85%
Bpifrance Participations	6,389,406	7.62%	6,389,406	7.55%
Members of the Executive Board, Supervisory Board and Leadership Team	846,944	1.01%	911,444	1.08%
Treasury shares	18,575	0.02%	0	—%
Public	59,286,440	70.71%	59,995,085	70.92%
Total	83,844,411	100.00%	84,598,981	100.00%
After closing of the capital increase:

Shareholder	Nb of Shares[1]*	%	Nb of voting rights[2]	%
Novo Nordisk A/S	9,817,546	10.65%	9,817,546	10.56%
Sanofi-Aventis Participations	8,345,387	9.05%	8,345,387	8.98%
Medimmune Limited	7,485,500	8.12%	7,485,500	8.05%
Bpifrance Participations	6,389,406	6.93%	6,389,406	6.87%
Members of the Executive Board, Supervisory Board and Leadership Team	846,944	0.92%	911,444	0.98%
Treasury shares	18,575	0.02%	0	—%
Public	59,286,440	64.31%	59,995,085	64.55%
Total	92,189,798	100.00%	92,944,368	100.00%

[1] Ordinary shares includes ordinary shares plus ordinary shares pursuant to the 2016 and 2017 free preference shares.
The table below presents the historical changes in the share capital of the Company as of December 31, 2023, 2024 and 2025, respectively:

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1 2023	4,011,308	379,636,745	80,212,069	14,095	€0.05
April 14, 2023	Capital increase by issuance of common shares (exercise of share warrants)	728	28,955	14,550	—	€0.05
April 14, 2023	Capital increase by issuance of common shares	3,015	168,840	60,300	—	€0.05
April 14, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	8,165	(8,165)	163,293	—	€0.05
July 6, 2023	Capital increase by issuance of common shares (exercise of share warrants)	3,321	142,991	66,410	—	€0.05
September 18, 2023	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	33	(33)	650	(5)	€0.05
October 3, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	6,403	(6,403)	128,061	—	0.05
December 15, 2023	Subsciption of share warrants	—	47,120	—	—	€—
December 31, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	10,762	(10,762)	215,230	—	€0.05
December 31, 2023	Share based payments	—	4,255,748	—	—	€—
	Balance as of December 31 2023	4,043,733	384,255,036	80,860,563	14,090	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1 2024	4,043,733	384,255,036	80,860,563	14,090	€0.05

June 10, 2024	Capital increase by issuance of common shares	1,905	91,440	38,100	—	€0.05
June 10, 2024	Capital increase by issuance of common shares (definitive acquisition of free shares )	3,437	(3,437)	68,744	—	€0.05
	Capital increase by issuance of common shares (exercise of share warrants)					€0.05
July 5, 2024	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	97	(97)	1,950	(15)	€0.05
December 5, 2024	Capital increase by issuance of common shares	91,645	2,767,677	1,832,899	—	€0.05
December 5, 2024	Share issuance costs	—	(24,150)	—	—	€—
December 31, 2024	Capital increase by issuance of common shares (definitive acquisition of free shares )	51,404	(51,404)	1,028,080	—	€0.05
December 31, 2024	Share based payments	—	3,944,383	—	—
	Balance as of December 31 2024	4,192,221	390,979,449	83,830,336	14,075	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2025	4,192,221	390,979,449	83,830,336	14,075	€0.05
April 24, 2025	Capital increase by issuance of common shares	417,269	14,582,729	8,345,387	—	€0.05
April 24, 2025	Share issuance costs		(67,963)		—	€0.05
May 5, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
July 3, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	355	(355)	7,150	(55)	€0.05
July 17, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
July 25, 2025	Subsciption of share warrants	—	49,000	—	—	€—
July 31, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
August 18, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
November 17, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	194	(194)	3,900	(30)	€0.05
November 27, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	355	(355)	7,150	(55)	€0.05
December 18, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	65	(65)	1,300	(10)	€0.05
December 31, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	76,075	(76,075)	1,521,500	—	—
December 31, 2025	Share based payments	—	2,567,446	—	—	—
	Balance as of December 31, 2025	4,686,661	408,033,490	93,719,323	13,905	€0.05